Non-controlling interest	6 Months Ended
Feb. 28, 2022
Non-controlling interest

16.	Non-controlling interest

The changes to the non-controlling interest for the six-month period ended February 28, 2022 and year ended August 31, 2021 are as follows:

Year ended	February 28, 2022	August 31, 2021
Balance at beginning of period/year	$(1,533)	$(254)
Non-controlling interest’s 45% share of Buckreef Gold’s comprehensive income (loss)	820	(1,279)
Balance at end of period/year	$(713)	$(1,533)

The following is summarized financial information for Buckreef Gold:

	February 28, 2022	August 31, 2021
Current assets	$2,961	$2,920
Long term assets	46,528	40,353
Current liabilities	(2,951)	(2,908)
Asset retirement obligation	(2,768)	(2,681)
Advances from parent	(37,490)	(33,728)
Revenue	3,334	-
Comprehensive gain (loss) for the period/year	$1,735	$(2,841)